Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ALLIED GAMING & ENTERTAINMENT, INC.
Entity Central Index Key	0001708341